Commitments	12 Months Ended
Dec. 31, 2012
Commitments
10.	Commitments

Operating Leases

We are obligated under operating leases for office space and equipment. In December 2010, we entered into a lease for office space in San Diego, California to serve as our headquarters, effective January 1, 2011. The average rent for this space was approximately $16,900 per month. In June 2011, we amended our lease to add an additional suite in the same building. This amendment extended the term of our lease through January 31, 2013 and increased our rent to approximately $23,800 per month through January 31, 2012 and approximately $24,500 per month from February 1, 2012 through January 31, 2013. In October 2012, we amended our lease again to extend the lease for 24 months, expiring on January 31, 2015. This amendment increased our average rent to $21,614 per month for the first year and to $26,677 per month for the second year. We have an option to extend the lease through October 31, 2018, subject to the landlord’s right to require for its own use all or a portion of the leased premises during such period, which right must be exercised by delivering notice to us within 10 days after receipt of our notice to exercise our option to extend the lease.

From August 2011 through August 2012, we subleased a portion of our space to another company and received rental income of $3,100 per month, which offset our rent expense.

We lease copiers under leases that expire in 2015.

Rent expense was approximately $262,000 and $206,000 during the years ended December 31, 2012 and 2011, respectively.

Future rental commitments under all operating leases are as follows:

Year Ending December 31,
2013	$264,285
2014	327,638
2015	27,365
2016	—
2017	—

Total	$619,288